UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.4%‡
	Shares	Value

CONSUMER DISCRETIONARY — 4.0%
Citi Trends*	49,139	$738,559
Einstein Noah Restaurant Group	40,050	680,850
Harte-Hanks	38,395	241,889
Red Robin Gourmet Burgers*	26,000	776,100

		2,437,398

ENERGY — 5.2%
Dawson Geophysical*	36,052	830,638
GeoResources*	9,142	305,891
Natural Gas Services Group*	71,916	1,042,782
RPC	78,313	1,053,310

		3,232,621

FINANCIAL SERVICES — 27.1%
Banner	48,501	1,102,428
Berkshire Hills Bancorp	50,835	1,141,754
Bryn Mawr Bank	48,707	1,007,261
Calamos Asset Management, Cl A	110,908	1,172,297
Capital City Bank Group	35,548	260,567
Columbia Banking System	48,869	882,085
Financial Institutions	57,450	988,140
First Connecticut Bancorp	76,034	1,012,013
Flushing Financial	60,045	847,235
Iberiabank	12,043	563,974
OceanFirst Financial	76,909	1,046,731
Park Sterling*	195,373	896,762
Renasant	52,110	922,347
Sterling Bancorp, Cl N	89,439	857,720
Virginia Commerce Bancorp*	110,263	889,822
Webster Financial	52,633	1,080,029
West Coast Bancorp*	63,644	1,265,879
WSFS Financial	19,534	809,294

		16,746,338

HEALTH CARE — 16.4%
BioScrip*	155,383	988,236
Hanger Orthopedic Group*	51,254	1,320,815
HMS Holdings*	28,827	991,937
Medtox Scientific*	25,172	679,644
Merit Medical Systems*	70,884	957,643
MWI Veterinary Supply*	8,514	775,540
National Research	22,534	1,133,911
Natus Medical*	77,567	958,728
Synergetics USA*	72,249	360,522
US Physical Therapy	53,101	1,363,103
Vocera Communications*	21,646	580,979

		10,111,058

PRODUCER DURABLES — 29.8%
Altra Holdings	49,524	818,136

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — continued
Astronics*	25,731	$773,988
AZZ	31,594	970,252
CRA International*	44,844	694,634
Douglas Dynamics	57,423	767,746
DXP Enterprises*	21,947	970,058
Exponent*	11,806	610,252
Forrester Research	34,145	974,498
GP Strategies*	49,451	846,107
Great Lakes Dredge & Dock	165,548	1,180,357
Hurco*	34,892	711,797
Knight Transportation	49,198	754,205
LB Foster, Cl A	32,775	969,812
LMI Aerospace*	50,227	905,593
Marten Transport	34,582	620,747
Multi-Color	46,378	901,589
Old Dominion Freight Line*	19,277	817,345
On Assignment*	55,258	861,472
Raven Industries	19,644	642,948
Team*	26,565	827,234
Thermon Group Holdings*	46,117	990,593
Titan Machinery*	28,928	822,712

		18,432,075

TECHNOLOGY — 8.9%
AXT*	192,074	670,338
Computer Task Group*	61,959	923,809
Dynamics Research*	36,255	208,466
GSI Group*	83,641	861,502
II-VI*	39,173	683,177
IXYS*	95,834	967,924
Methode Electronics	77,181	679,193
PDF Solutions*	52,883	492,341

		5,486,750

Total Common Stock (Cost $52,518,298)		56,446,240

CASH EQUIVALENT — 8.9%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $5,537,222)	5,537,222	5,537,222

Total Investments — 100.3% (Cost $58,055,520)†		$61,983,462

Percentages are based on Net Assets of $61,770,519.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2012 (Unaudited)

Cl	–	Class

As of July 31, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $58,055,520, and the unrealized appreciation and depreciation were $7,587,888 and ($3,659,946) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

ACP-QH-001-0300

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012